UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [     ]; Amendment Number:
                                                  ------
      This Amendment (Check only one.):   [     ] is a restatement.
                                          [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Investor AB
Address:    Arsenalsgatan 8c, S-103 32
            Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. Marc Hollander
Title:      Managing Director
Phone:      31 20 577 6640

Signature, Place, and Date of Signing:

/s/ Marc Hollander                Amsterdam, Netherlands      February 14, 2000
----------------------------  -----------------------------   -----------------
        (Signature)                  (City, State)                 (Date)

Report Type:

[  X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[     ]     13F COMBINATION REPORT.

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                6
                                             -----------

Form 13F Information Table Entry Total:          17
                                             -----------

Form 13F Information Table Value Total
(in thousands):                              $8,201,574
                                             -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NO.               FORM 13F FILE NUMBER      NAME
---               --------------------      ----

1                 Not Known                 AB Cator
2                 Not Known                 Extoria Trade AB
3                 Not Known                 Investor International (U.S.), Inc.
4                 Not Known                 Investor Investments AB
5                 Not Known                 Investor UK, Ltd.
6                 Not Known                 Investors Trading AB

                                                        Form 13F Information Table

                             TITLE OF     CUSIP       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         CLASS       NUMBER     (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE       SHARED    NONE
-------------------------   ---------   ----------- --------- --------   ---  ----  ----------  -------- --------   ---------   ----
    ACCREDO HEALTH INC         COM      00437V 10 4   1057      35000    SH          DEFINED                 0        35000
 AKTIEBOLAGETT ELECTROLUX   SPONS ADR   010198 20 8  118794    4729000   SH           SOLE                4729000       0
        ARIS CORP              COM      04040A 10 1    919      85000    SH          DEFINED        3        0        85000
     ASTRAZENECA PLC        SPONS ADR   046353 10 8  3866478  91545308   SH          DEFINED             88920598    2624710
    CHECKPOINT SYS INC         COM      162825 10 3   8550     882600    SH          DEFINED        2        0        882600
   CLICK2LEARN COM INC         COM      18681S 10 6    480     120000    SH          DEFINED                 0        120000
   ERICSSON L M TEL CO       ADR CL B   294821 40 0  2021806  31504700   SH           SOLE               31504700       0
     JONES PHARMA INC          COM      480236 10 8   78527    1983000   SH          DEFINED        3        0       1983000
METROMEDIA INTL GROUP INC      COM      591695 10 1    406     100000    SH          DEFINED        5        0        100000
       MINIMED INC             COM      60365K 10 8   7804     106000    SH          DEFINED        3        0        106000
         NTL INC.              COM      629407 10 7  102512    1042321   SH          DEFINED                 0       1042321
       NOVOSTE CORP            COM      67010C 10 0    647      35000    SH          DEFINED                 0        35000
          SKF AB            SPONS ADR   784375 40 4  (17068)  (702800)   SH          DEFINED        6        0       (702800)
    SCANIA AKTIEBOLAG      SPONS ADR A  806018 10 7  1931307  54061380   SH           SOLE          6    54061380       0
    SCANIA AKTIEBOLAG      SPONS ADR B  806018 20 6   46128    1282801   SH           SOLE          2     1282801       0
        SITEL CORP             COM      82980K 10 7   1140     175400    SH          DEFINED        5        0        175400
 SYLVAN LEARNING SYS INC       COM      871399 10 1   32087    2742500   SH           SOLE                2742500       0
